VELA Small Cap Fund
Schedule of Investments
June 30, 2023 (Unaudited)
Common Stocks — 93.02% Shares Fair Value
Communications — 1.27%
Criteo S.A. - ADR
(a)
27,649 $ 932,877
Consumer Discretionary — 15.65%
Fox Factory Holding Corp.
(a)
3,355 364,051
Gildan Activewear, Inc. 49,824 1,606,326
Graham Holdings Co., Class B 2,960 1,691,581
Lazydays Holdings, Inc.
(a)
114,305 1,321,366
Liberty Media Corp. - Liberty Braves -
Series C
(a)(b)
57,227 2,267,333
Papa John's International, Inc. 15,408 1,137,573
Vail Resorts, Inc.
(b)
6,982 1,757,788
Wendy's Co. (The)
(b)
63,884 1,389,477
11,535,495
Consumer Staples — 9.60%
Casey's General Stores, Inc.
(b)
8,251 2,012,254
Duckhorn Portfolio Inc. (The)
(a)
60,205 780,859
Flowers Foods, Inc. 27,204 676,836
MGP Ingredients, Inc. 8,988 955,244
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
14,235 824,634
Performance Food Group Co.
(a)(b)
30,314 1,826,115
7,075,942
Energy — 7.11%
Civitas Resources, Inc.
(b)
30,330 2,103,992
Devon Energy Corp. 9,545 461,405
Range Resources Corp.
(b)
84,603 2,487,329
Tidewater, Inc.
(a)
3,426 189,937
5,242,663
Financials — 13.10%
1st Source Corp. 20,904 876,505
Assured Guaranty Ltd. 22,437 1,251,985
Axis Capital Holdings Ltd. 33,447 1,800,451
BOK Financial Corp. 19,743 1,594,840
Cullen/Frost Bankers, Inc.
(b)
18,533 1,992,853
Hingham Institution for Savings 2,112 450,236
Houlihan Lokey, Inc. 11,521 1,132,630
MBIA, Inc.
(a)
64,748 559,423
9,658,923
Health Care — 8.47%
Biohaven Ltd.
(a)
8,827 211,142
Denali Therapeutics, Inc.
(a)
10,575 312,068
Encompass Health Corp.
(b)
19,168 1,297,865
Envista Holdings Corp.
(a)(b)
41,392 1,400,705
Lantheus Holdings, Inc.
(a)(b)
8,314 697,711
Maravai LifeSciences Holdings, Inc.
(a)
16,439 204,337
National Healthcare Corp. 22,984 1,420,871

VELA Small Cap Fund
Schedule of Investments (continued)
June 30, 2023 (Unaudited)
Common Stocks — 93.02% - continued Shares Fair Value
Health Care — 8.47% - continued
SI-BONE, Inc.
(a)(b)
25,967 $ 700,590
6,245,289
Industrials — 25.34%
Applied Industrial Technologies, Inc. 17,942 2,598,540
BWX Technologies, Inc.
(b)
35,702 2,555,192
ChargePoint Holdings, Inc.
(a)
35,163 309,083
Copa Holdings, S.A., Class A 10,589 1,170,932
Greenbrier Companies, Inc. (The) 76,050 3,277,755
Hub Group, Inc., Class A
(a)
25,864 2,077,396
Huntington Ingalls Industries, Inc. 5,074 1,154,842
Kirby Corp.
(a)
50,150 3,859,044
Tetra Tech, Inc. 2,241 366,941
XPO, Inc.
(a)(b)
22,092 1,303,428
18,673,153
Materials — 7.32%
Ashland Global Holdings, Inc. 24,337 2,115,128
Major Drilling Group International,
Inc.
(a)
153,381 1,058,255
RPM International, Inc. 7,994 717,302
Valvoline, Inc.
(b)
40,194 1,507,677
5,398,362
Technology — 4.37%
JFrog Ltd.
(a)(b)
45,105 1,249,409
Nutanix, Inc., Class A
(a)(b)
19,421 544,759
Verint Systems, Inc.
(a)(b)
40,730 1,427,993
3,222,161
Utilities — 0.79%
Southwest Gas Holdings, Inc. 9,195 585,262
TOTAL  COMMON STOCKS
  (Cost $59,101,071) 68,570,127
Money Market Funds - 6.88% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares,
4.95%
(c)
5,070,691 5,070,691
TOTAL MONEY MARKET FUNDS
    (Cost $5,070,691) 5,070,691
Total Investments — 99.90%
    (Cost $64,171,762) 73,640,818
Other Assets in Excess of Liabilities  —  0.11% 77,706
Net Assets — 100.00% $ 73,718,524
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for written options.

VELA Small Cap Fund
Schedule of Investments (continued)
June 30, 2023 (Unaudited)
(c) Rate disclosed is the seven day effective yield as of June 30, 2023.
ADR - American Depositary Receipt.

VELA Small Cap Fund
Schedule of Open Written Option Contracts
June 30, 2023 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (0.77)%
BWX Technologies, Inc. (100) $ (715,700) $ 75.00
November
2023 $ (28,250)
Casey's General Stores, Inc. (35) (853,580) 270.00
February
2024 (23,100)
Civitas Resources, Inc. (80) (554,960) 85.00
October
2023 (12,600)
Cullen/Frost Bankers, Inc. (60) (645,180) 135.00
December
2023 (7,560)
Encompass Health Corp. (28) (189,588) 70.00
December
2023 (10,010)
Envista Holdings Corp. (125) (423,000) 45.00 January 2024 (9,125)
JFrog Ltd. (265) (734,050) 35.00 January 2024 (35,113)
Lantheus Holdings, Inc. (42) (352,464) 115.00 January 2025 (46,200)
Liberty Media Corp. - Liberty
Braves (145) (574,490) 40.00
November
2023 (43,138)
Nutanix, Inc. (97) (272,085) 32.50 January 2024 (16,005)
Ollie's Bargain Outlet Holdings,
Inc. (140) (811,020) 70.00
October
2023 (19,600)
Performance Food Group Co. (125) (753,000) 65.00 January 2024 (39,375)
Range Resources Corp. (375) (1,102,500) 35.00 January 2024 (67,500)
SI-BONE, Inc. (150) (404,700) 25.00
October
2023 (81,749)
SI-BONE, Inc. (100) (269,800) 30.00 January 2024 (34,000)
Vail Resorts, Inc. (25) (629,400) 280.00
October
2023 (8,125)
Valvoline, Inc. (174) (652,674) 40.00
September
2023 (7,395)
Verint Systems, Inc. (120) (420,720) 45.00
September
2023 (3,300)
Wendy's Co. (The) (160) (348,000) 26.00 January 2024 (3,200)
XPO Logistics, Inc. (85) (501,500) 65.00 June 2024 (70,975)
Total Written Call Options (Premiums Received $606,096) $ (566,320)
Total Written Options (Premiums Received $606,096) $ (566,320)

VELA Large Cap Plus Fund
Schedule of Investments
June 30, 2023 (Unaudited)
Common Stocks — 100.64% Shares Fair Value
Communications — 7.30%
Activision Blizzard, Inc.
(a)(b)
6,152 $ 518,614
Alphabet, Inc., Class A
(a)
12,741 1,525,097
Meta Platforms, Inc., Class A
(a)(b)(c)
3,375 968,558
T-Mobile US, Inc.
(a)
5,878 816,454
3,828,723
Consumer Discretionary — 9.53%
Aptiv PLC
(a)
3,379 344,962
Booking Holdings, Inc.
(a)
191 515,763
Home Depot, Inc. (The) 2,863 889,362
NVR, Inc.
(a)
165 1,047,852
O'Reilly Automotive, Inc.
(a)
653 623,811
Starbucks Corp. 6,335 627,545
TJX Companies, Inc. (The) 11,224 951,683
5,000,978
Consumer Staples — 3.89%
Dollar General Corp. 2,973 504,756
Kraft Heinz Co. (The) 18,017 639,603
PepsiCo, Inc. 4,839 896,280
2,040,639
Energy — 8.72%
Baker Hughes Co.
(b)(c)
26,751 845,599
Energy Transfer, L.P.
(b)(c)
81,827 1,039,203
Enterprise Products Partners LP
(b)(c)
32,700 861,645
EQT Corp.
(b)(c)
24,730 1,017,145
Suncor Energy, Inc.
(b)(c)
27,660 810,991
4,574,583
Financials — 12.83%
Arch Capital Group Ltd.
(a)
12,849 961,749
Bank of America Corp. 13,137 376,901
Berkshire Hathaway, Inc., Class B
(a)
4,841 1,650,781
Charles Schwab Corp. (The)
(b)(c)
13,811 782,807
Citigroup, Inc.
(b)(c)
13,135 604,735
Goldman Sachs Group, Inc. (The)
(b)(c)
1,968 634,759
MetLife, Inc.
(b)
16,001 904,537
Wells Fargo & Co.
(b)(c)
19,088 814,675
6,730,944
Health Care — 17.73%
AbbVie, Inc.
(b)(c)
5,283 711,779
Alnylam Pharmaceuticals, Inc.
(a)(b)(c)
3,417 649,025
AstraZeneca PLC - ADR
(b)
11,296 808,455
BioMarin Pharmaceutical, Inc.
(a)(b)(c)
5,584 484,021
Boston Scientific Corp.
(a)(b)
18,260 987,683
Denali Therapeutics, Inc.
(a)
8,896 262,521
Encompass Health Corp. 11,200 758,352
Humana, Inc.
(b)
2,338 1,045,390

VELA Large Cap Plus Fund
Schedule of Investments (continued)
June 30, 2023 (Unaudited)
Common Stocks — 100.64% - continued Shares Fair Value
Health Care — 17.73% - continued
Johnson & Johnson 4,675 $ 773,806
Lantheus Holdings, Inc.
(a)(b)(c)
6,542 549,004
Medtronic PLC 8,196 722,068
Roivant Sciences Ltd.
(a)
22,200 223,776
Sarepta Therapeutics, Inc.
(a)(b)(c)
2,788 319,282
Vertex Pharmaceuticals, Inc.
(a)(b)(c)
2,841 999,776
9,294,938
Industrials — 9.25%
CSX Corp. 32,514 1,108,728
Deere & Co. 1,278 517,833
FedEx Corp.
(b)(c)
3,662 907,810
JB Hunt Transport Services, Inc. 3,882 702,758
Johnson Controls International PLC 12,157 828,378
Northrop Grumman Corp. 1,725 786,255
4,851,762
Materials — 2.73%
Avery Dennison Corp. 3,024 519,523
Linde PLC 1,722 656,219
LyondellBasell Industries N.V., Class A 2,820 258,961
1,434,703
Technology — 25.79%
Accenture PLC, Class A
(b)(c)
3,528 1,088,671
Adobe, Inc.
(a)(b)(c)
2,466 1,205,849
Apple, Inc.
(b)
12,175 2,361,585
Microchip Technology, Inc.
(b)(c)
12,010 1,075,976
Microsoft Corp.
(b)
6,612 2,251,651
Nutanix, Inc., Class A
(a)(b)(c)
25,478 714,658
PayPal Holdings, Inc.
(a)
9,247 617,052
Salesforce, Inc.
(a)(b)(c)
5,040 1,064,750
SentinelOne, Inc.
(a)
10,276 155,168
ServiceNow, Inc.
(a)(b)(c)
1,964 1,103,709
Teradyne, Inc.
(b)(c)
4,712 524,587
Visa, Inc., Class A
(b)
4,096 972,718
VMware, Inc., Class A
(a)
2,717 390,406
13,526,780
Utilities — 2.87%
CenterPoint Energy, Inc.
(b)
26,705 778,451
Exelon Corp.
(b)
17,895 729,042
1,507,493
TOTAL  COMMON STOCKS
  (Cost $42,871,368) 52,791,543
Exchange-Traded Funds — 1.14% Shares Fair Value
SPDR® S&P® Regional Banking
ETF
(b)(c)
14,609 596,485

VELA Large Cap Plus Fund
Schedule of Investments (continued)
June 30, 2023 (Unaudited)
Exchange-Traded Funds — 1.14% - continued Shares Fair Value
TOTAL  EXCHANGE-TRADED FUNDS
  (Cost $646,758) $ 596,485
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PUT OPTIONS PURCHASED — 0.21%
Baker Hughes Co. 150 $ 474,150 $ 25.00
January
2024 10,125
Energy Transfer, L.P. 655 831,850 10.00
January
2025 54,693
Enterprise Products Partners, L.P. 290 764,150 22.00
January
2024 6,380
SPDR S&P 500 ETF Trust 60 2,659,680 400.00
January
2024 38,550
TOTAL PUT OPTIONS PURCHASED
    (Cost 162,987) 109,748
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS PURCHASED — 0.64%
Adobe Systems, Inc. 10 488,990 600.00
October
2023 5,625
Amazon.com, Inc. 100 1,303,600 130.00
March
2024 167,250
NVIDIA Corp. 10 423,020 435.00
March
2024 66,700
SPDR S&P Regional Banking ETF 175 714,525 50.00
January
2024 16,538
Tesla, Inc. 20 523,540 270.00
January
2024 78,250
TOTAL CALL OPTIONS PURCHASED
    (Cost 328,120) 334,363
Money Market Funds - 2.13% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares,
4.95%
(d)
1,115,369 1,115,369
TOTAL MONEY MARKET FUNDS
    (Cost $1,115,369) 1,115,369
Total Investments — 104.76%
    (Cost $45,124,602) 54,947,508
Liabilities in Excess of Other Assets  —  (4.74)% (2,488,872)
Net Assets — 100.00% $ 52,458,636
(a) Non-income producing security.

VELA Large Cap Plus Fund
Schedule of Investments (continued)
June 30, 2023 (Unaudited)
(b) All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on June 30, 2023 was $27,093,079.
(c) All or a portion of the security is held as collateral for written options.
(d) Rate disclosed is the seven day effective yield as of June 30, 2023.
ADR - American Depositary Receipt.
ETF - Exchange Traded Funds.

VELA Large Cap Plus Fund
Schedule of Open Written Option Contracts
June 30, 2023 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (2.03)%
AbbVie, Inc. (43) $ (579,339) $ 165.00 January 2025 $ (20,425)
Accenture PLC (26) (802,308) 340.00 January 2024 (27,170)
Adobe Systems, Inc. (18) (880,182) 520.00 June 2024 (106,920)
Alnylam Pharmaceuticals, Inc. (27) (512,838) 270.00 March 2024 (18,225)
Baker Hughes Co. (241) (761,801) 35.00
October
2023 (21,690)
BioMarin Pharmaceutical, Inc. (31) (268,708) 125.00 January 2024 (2,713)
Charles Schwab Corp. (The) (111) (629,148) 75.00
December
2025 (69,930)
Citigroup, Inc. (93) (428,172) 60.00 January 2025 (18,228)
Energy Transfer, L.P. (737) (935,990) 15.00 January 2025 (45,326)
Enterprise Products Partners, L.P. (262) (690,370) 30.00 June 2024 (8,122)
EQT Corp. (196) (806,148) 40.00 January 2024 (114,170)
FedEx Corp. (30) (743,700) 280.00 June 2024 (49,350)
Goldman Sachs Group, Inc. (The) (14) (451,556) 400.00 June 2024 (8,750)
Lantheus Holdings, Inc. (46) (386,032) 115.00 January 2024 (17,480)
Meta Platforms, Inc. (27) (774,846) 360.00 January 2025 (100,103)
Microchip Technology, Inc. (85) (761,515) 100.00 January 2025 (104,550)
Nutanix, Inc. (217) (608,685) 32.50 January 2024 (35,805)
Salesforce, Inc. (45) (950,670) 260.00 June 2024 (55,800)
Sarepta Therapeutics, Inc. (25) (286,300) 150.00 January 2024 (35,000)
ServiceNow, Inc. (15) (842,955) 700.00 June 2024 (59,100)
Suncor Energy, Inc. (221) (1,639,820) 37.00 July 2024 (28,951)
Teradyne, Inc. (24) (267,192) 135.00 January 2025 (32,520)
Vertex Pharmaceuticals, Inc. (20) (703,820) 360.00 January 2024 (54,500)
Wells Fargo & Co. (143) (610,324) 47.50 March 2024 (30,602)
Total Written Call Options (Premiums Received $943,235) $ (1,065,430)
Total Written Options (Premiums Received $943,235) $ (1,065,430)

VELA Large Cap Plus Fund
Schedule of Securities Sold Short
June 30, 2023 (Unaudited)
Common Stocks - Short - (8.11%) Shares Fair Value
Communications - (0.20%)
Roblox Corp., Class A
(a)
(2,553) $ (102,886)
Consumer Discretionary - (1.62%)
Burlington Stores, Inc.
(a)
(600) (94,434)
Caesars Entertainment, Inc.
(a)
(3,421) (174,368)
Etsy, Inc.
(a)
(1,149) (97,217)
Floor & Decor Holdings, Inc., Class A
(a)
(1,652) (171,742)
Skechers U.S.A., Inc., Class A
(a)
(3,028) (159,454)
Texas Roadhouse, Inc. (1,368) (153,599)
(850,814)
Consumer Staples - (0.73%)
Clorox Co. (The) (935) (148,702)
Dollar Tree, Inc.
(a)
(796) (114,226)
Hormel Foods Corp. (2,991) (120,298)
(383,226)
Financials - (0.94%)
Cincinnati Financial Corp. (1,730) (168,364)
Coinbase Global, Inc., Class A
(a)
(2,710) (193,901)
Synchrony Financial (3,900) (132,288)
(494,553)
Health Care - (1.34%)
Avantor, Inc.
(a)
(4,807) (98,736)
Cardinal Health, Inc. (1,669) (157,837)
Insulet Corp.
(a)
(610) (175,887)
Integra LifeSciences Holdings Corp.
(a)
(3,255) (133,878)
Regeneron Pharmaceuticals, Inc.
(a)
(185) (132,930)
(699,268)
Industrials - (1.36%)
3M Co. (1,150) (115,104)
GFL Environmental, Inc. (6,027) (233,848)
Illinois Tool Works, Inc. (790) (197,626)
Watsco, Inc. (429) (163,651)
(710,229)
Materials - (0.49%)
Steel Dynamics, Inc. (2,381) (259,362)
Real Estate - (0.31%)
Welltower, Inc. (1,990) (160,971)
Technology - (1.12%)
Atlassian Corp. PLC, Class A
(a)
(926) (155,392)
Block, Inc., Class A
(a)
(2,059) (137,068)
Equifax, Inc. (629) (148,004)
Logitech International S.A. (2,436) (144,698)
(585,162)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $4,094,506) (4,246,471)

VELA Large Cap Plus Fund
Schedule of Securities Sold Short (continued)
June 30, 2023 (Unaudited)
Common Stocks - Short - (8.11%) - continued Shares Fair Value
TOTAL SECURITIES SOLD SHORT - (8.11%)
(Proceeds Received $4,094,506 ) $ (4,246,471)
(a) Non-income producing security.

VELA International Fund
Schedule of Investments
June 30, 2023 (Unaudited)
D
Common Stocks — 91.25% Shares Fair Value
Australia — 2.10%
Health Care — 2.10%
Ansell Ltd. 49,400 $ 882,677
Total Australia 882,677
Austria — 3.46%
Communications — 2.54%
Telekom Austria AG
(a)
144,000 1,065,692
Materials — 0.92%
Wienerberger AG 12,600 385,703
Total Austria 1,451,395
Belgium — 2.36%
Financials — 2.36%
KBC Group NV 14,200 991,196
Total Belgium 991,196
Canada — 12.62%
Consumer Staples — 2.06%
Empire Co., Ltd., Class A 30,400 863,536
Energy — 4.02%
Parkland Corp 31,900 794,653
Suncor Energy, Inc. 30,500 894,260
1,688,913
Industrials — 1.61%
Finning International, Inc. 22,000 676,742
Materials — 4.93%
Alamos Gold, Inc., Class A 39,500 470,840
Major Drilling Group International,
Inc.
(a)
91,000 627,856
OceanaGold Corp. 495,000 975,256
2,073,952
Total Canada 5,303,143
Denmark — 2.71%
Industrials — 2.71%
FLSmidth & Co. A/S 23,500 1,138,527
Total Denmark 1,138,527
France — 6.27%
Communications — 1.08%
Criteo S.A. - ADR
(a)
13,500 455,490

VELA International Fund
Schedule of Investments (continued)
June 30, 2023 (Unaudited)
Common Stocks — 91.25% - continued Shares Fair Value
France — 6.27% - continued
Consumer Discretionary — 2.25%
Cia Generale de Establissements
Michelin SCA 32,000 $ 946,625
Energy — 1.89%
TotalEnergies SE 13,800 792,203
Industrials — 1.05%
Rexel SA 17,800 439,919
Total France 2,634,237
Germany — 11.30%
Consumer Discretionary — 1.69%
Fielmann AG 13,300 708,755
Consumer Staples — 1.33%
Henkel AG & Co. KGaA 7,000 559,847
Health Care — 1.74%
Bayer AG 13,200 730,705
Industrials — 1.20%
Duerr AG 15,600 505,229
Materials — 3.05%
Covestro AG
(a)
10,000 520,340
Fuchs Petrolub SE 23,600 756,529
1,276,869
Technology — 2.29%
Infineon Technologies AG 23,400 963,688
Total Germany 4,745,093
Hong Kong — 7.33%
Consumer Staples — 2.09%
WH Group Ltd. 1,650,000 878,745
Industrials — 2.52%
Johnson Electric Holdings Ltd. 824,611 1,057,547
Technology — 2.72%
VTech Holdings Ltd. 174,200 1,144,038
Total Hong Kong 3,080,330
Iceland — 2.24%
Industrials — 2.24%
Marel HF 299,300 938,873
Total Iceland 938,873

VELA International Fund
Schedule of Investments (continued)
June 30, 2023 (Unaudited)
Common Stocks — 91.25% - continued Shares Fair Value
Indonesia — 2.18%
Materials — 2.18%
United Tractors Tbk PT 590,000 $ 914,024
Total Indonesia 914,024
Japan — 9.73%
Consumer Discretionary — 2.50%
Honda Motor Co. Ltd. 34,600 1,048,298
Consumer Staples — 1.33%
Suntory Beverage & Food Ltd. 15,400 558,346
Industrials — 0.92%
OSG Corp. 26,900 386,211
Materials — 2.33%
Fuji Seal International, Inc. 16,700 176,852
Toray Industries, Inc. 144,000 802,960
979,812
Technology — 2.65%
Nintendo Co. Ltd. 24,400 1,112,495
Total Japan 4,085,162
Luxembourg — 1.99%
Consumer Staples — 1.99%
B&M European Value Retail SA 118,300 837,809
Total Luxembourg 837,809
Mexico — 3.65%
Consumer Staples — 3.65%
Gruma SAB de CV 51,000 818,794
Kimberly-Clark de Mexico SAB de CV 320,000 713,853
1,532,647
Total Mexico 1,532,647
Netherlands — 3.96%
Communications — 0.96%
Koninklijke KPN NV 113,400 404,845
Financials — 3.00%
ING Groep NV 93,200 1,256,515
Total Netherlands 1,661,360
Sweden — 4.08%
Financials — 2.19%
Svenska Handelsbanken AB, Class A 109,600 917,569

VELA International Fund
Schedule of Investments (continued)
June 30, 2023 (Unaudited)
Common Stocks — 91.25% - continued Shares Fair Value
Sweden — 4.08% - continued
Industrials — 1.89%
Loomis AB 27,200 $ 794,286
Total Sweden 1,711,855
Switzerland — 5.05%
Consumer Discretionary — 2.80%
Cie Financiere Richemont SA 3,300 560,589
Swatch Group AG (The) 2,100 614,051
1,174,640
Health Care — 2.25%
Roche Holding AG 3,100 947,000
Total Switzerland 2,121,640
United Kingdom — 10.22%
Communications — 3.11%
Informa PLC 49,600 457,949
WPP PLC 81,000 848,995
1,306,944
Consumer Staples — 3.61%
Associated British Foods PLC 32,800 830,560
British American Tobacco PLC 20,600 684,419
1,514,979
Materials — 1.24%
DS Smith PLC 150,000 519,038
Technology — 2.26%
Serco Group PLC 481,000 951,557
Total United Kingdom 4,292,518
TOTAL  COMMON STOCKS
  (Cost $34,092,412) 38,322,486
U.S. Government & Agencies — 2.42%
Principal
Amount Fair Value
United States Treasury Bill, 5.27%, 11/16/2023 $ 1,035,000 1,014,734
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $1,014,771) 1,014,734
Money Market Funds - 6.19%
Federated Hermes Treasury Obligations Fund, Institutional Shares,
4.95%
(b)
2,599,632 2,599,632
TOTAL MONEY MARKET FUNDS
    (Cost $2,599,632) 2,599,632
Total Investments — 99.86%
    (Cost $37,706,815) 41,936,852

VELA International Fund
Schedule of Investments (continued)
June 30, 2023 (Unaudited)
Common Stocks — 91.25% - continued Shares Fair Value
Money Market Funds - 6.19% - continued
Other Assets in Excess of Liabilities  —  0.14% $ 60,745
Net Assets — 100.00% $ 41,997,597
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of June 30, 2023.
ADR - American Depositary Receipt.

VELA Income Opportunities Fund
Schedule of Investments
June 30, 2023 (Unaudited)
17
Common Stocks — 82.37% Shares Fair Value
Communications — 3.70%
Comcast Corp., Class A
(a)
11,176 $ 464,363
Omnicom Group, Inc.
(a)
3,447 327,982
Verizon Communications, Inc. 6,338 235,710
1,028,055
Consumer Discretionary — 14.00%
Genuine Parts Co.
(a)
2,461 416,475
Home Depot, Inc. (The)
(a)
1,894 588,352
Polaris Industries, Inc.
(a)
4,635 560,511
Scotts Miracle-Gro Co. (The) 8,201 514,121
Starbucks Corp.
(a)
5,383 533,240
TJX Companies, Inc. (The)
(a)
3,399 288,201
Vail Resorts, Inc.
(a)
1,772 446,119
Wendy's Co. (The)
(a)
25,035 544,511
3,891,530
Consumer Staples — 9.80%
Coca-Cola Co. (The)
(a)
4,546 273,760
Flowers Foods, Inc.
(a)
23,563 586,247
Kraft Heinz Co. (The)
(a)
20,491 727,432
Mondelez International, Inc., Class A 4,027 293,729
PepsiCo, Inc. 873 161,697
Sysco Corp. 9,197 682,417
2,725,282
Energy — 5.94%
Baker Hughes Co.
(a)
16,040 507,024
Civitas Resources, Inc.
(a)
9,313 646,044
Suncor Energy, Inc.
(a)
17,023 499,114
1,652,182
Financials — 6.38%
Axis Capital Holdings Ltd. 7,216 388,437
Cullen/Frost Bankers, Inc.
(a)
4,852 521,736
JPMorgan Chase & Co.
(a)
4,055 589,759
Mercury General Corp. 9,025 273,187
1,773,119
Health Care — 11.02%
Abbott Laboratories
(a)
5,317 579,659
AbbVie, Inc.
(a)
3,312 446,226
Bayer AG 3,650 201,817
Johnson & Johnson 3,614 598,189
Medtronic PLC
(a)
8,371 737,486
National Healthcare Corp. 8,106 501,113
3,064,490
Industrials — 15.54%
BWX Technologies, Inc.
(a)
6,622 473,937
Copa Holdings, S.A., Class A 1,803 199,376
Fastenal Co.
(a)
5,003 295,127
FedEx Corp. 1,479 366,644

VELA Income Opportunities Fund
Schedule of Investments (continued)
June 30, 2023 (Unaudited)
18
Common Stocks — 82.37% - continued Shares Fair Value
Industrials — 15.54% - continued
Greenbrier Companies, Inc. (The) 24,978 $ 1,076,551
Huntington Ingalls Industries, Inc. 2,074 472,043
Johnson Controls International PLC 6,508 443,455
Norfolk Southern Corp.
(a)
2,684 608,623
Northrop Grumman Corp.
(a)
844 384,695
4,320,451
Materials — 3.67%
Avery Dennison Corp. 2,383 409,399
Linde PLC 843 321,250
RPM International, Inc.
(a)
3,231 289,918
1,020,567
Real Estate — 3.46%
Realty Income Corp. 6,331 378,530
Simon Property Group, Inc. 5,056 583,867
962,397
Technology — 5.12%
Cisco Systems, Inc.
(a)
3,621 187,351
Fidelity National Information Services,
Inc. 10,101 552,525
Nintendo Co. Ltd. 3,700 167,770
Texas Instruments, Inc.
(a)
2,866 515,937
1,423,583
Utilities — 3.74%
Exelon Corp. 12,945 527,380
NorthWestern Corp.
(a)
9,036 512,883
1,040,263
TOTAL  COMMON STOCKS
  (Cost $22,143,296) 22,901,919
Preferred Stocks — 1.19% Shares Fair Value
Financials — 1.19%
Arch Capital Group Ltd., Series G,
4.55% 17,351 330,710
TOTAL  PREFERRED STOCKS
  (Cost $329,907) 330,710
U.S. Government & Agencies — 3.54%
Principal
Amount Fair Value
United States Treasury Bill, 4.97%, 8/17/2023
(b)
$ 250,000 248,387
United States Treasury Bill, 4.69%, 9/21/2023
(b)
250,000 247,133
United States Treasury Bill, 5.36%, 12/7/2023
(b)
500,000 488,653
984,173
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $984,389) 984,173

VELA Income Opportunities Fund
Schedule of Investments (continued)
June 30, 2023 (Unaudited)
19
Corporate Bonds — 8.79%
Principal
Amount Fair Value
Consumer Discretionary — 3.10%
Graham Holdings Co., 5.75%, 6/1/2026 $ 125,000 $ 122,736
Nordstrom Inc., 4.25%, 8/1/2031 300,000 233,553
Papa John's International Inc., 3.88%, 9/15/2029 300,000 254,275
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029 150,000 128,425
Vail Resorts, Inc., 6.25%, 5/15/2025 125,000 125,262
864,251
Consumer Staples — 0.72%
Simmons Foods, Inc., 4.63%, 3/1/2029 250,000 200,819
Energy — 0.54%
PDC Energy Inc., 5.75%, 5/15/2026 150,000 149,534
Health Care — 0.80%
Encompass Health Corp., 4.63%, 4/1/2031 250,000 221,947
Industrials — 2.69%
Allegiant Travel Co., 7.25%, 8/15/2027 150,000 149,598
Con-way, Inc., 6.70%, 5/1/2034 365,000 361,156
Installed Building Products, Inc., 5.75%, 2/1/2028 250,000 235,910
746,664
Materials — 0.94%
Ashland LLC, 6.88%, 5/15/2043 140,000 138,999
Valvoline, Inc., 3.63%, 6/15/2031 150,000 122,088
261,087
TOTAL CORPORATE BONDS
    (Cost $2,413,884) 2,444,302
Money Market Funds - 4.37% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares,
4.96%
(c)
1,216,107 1,216,107
TOTAL MONEY MARKET FUNDS
    (Cost $1,216,107) 1,216,107
Total Investments — 100.26%
    (Cost $27,087,583) 27,877,211
Liabilities in Excess of Other Assets  —  (0.27)% (73,758)
Net Assets — 100.00% $ 27,803,453
(a) All or a portion of the security is held as collateral for written options.
(b) The rate shown represents effective yield at time of purchase.
(c) Rate disclosed is the seven day effective yield as of June 30, 2023.

VELA Income Opportunities Fund
Schedule of Open Written Option Contracts
June 30, 2023 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (0.46)%
Abbott Laboratories (17) $ (185,334) $ 115.00 August 2023 $ (1,292)
Abbott Laboratories (14) (152,628) 120.00
November
2023 (1,715)
AbbVie, Inc. (25) (336,825) 160.00 August 2023 (188)
Baker Hughes Co. (40) (126,440) 35.00
October
2023 (3,600)
Baker Hughes Co. (64) (202,304) 35.00 January 2024 (11,040)
Cisco Systems, Inc. (27) (139,698) 55.00
October
2023 (2,133)
Civitas Resources, Inc. (30) (208,110) 90.00
October
2023 (3,825)
Coca-Cola Co. (The) (20) (120,440) 65.00 July 2023 (30)
Comcast Corp. (36) (149,580) 45.00 January 2024 (5,130)
Cullen/Frost Bankers, Inc. (32) (344,096) 130.00 January 2024 (9,600)
Fastenal Co. (25) (147,475) 55.00 August 2023 (11,625)
Flowers Foods, Inc. (75) (186,600) 30.00
October
2023 (375)
Genuine Parts Co. (8) (135,384) 185.00 August 2023 (420)
Home Depot, Inc. (The) (6) (186,384) 345.00
February
2024 (5,415)
JPMorgan Chase & Co. (10) (145,440) 155.00
December
2023 (4,175)
Kraft Heinz Co. (The) (63) (223,650) 42.50
October
2023 (284)
Linde PLC (6) (228,648) 360.00 July 2023 (13,740)
Medtronic PLC (27) (237,870) 95.00
February
2024 (10,543)
Norfolk Southern Corp. (10) (226,760) 250.00
December
2023 (4,850)
Northrop Grumman Corp. (2) (91,160) 530.00 August 2023 (200)
NorthWestern Corp. (30) (170,280) 60.00
September
2023 (2,250)
Omnicom Group, Inc. (17) (161,755) 105.00 January 2024 (4,888)
Polaris Industries, Inc. (20) (241,860) 135.00
December
2023 (9,000)
RPM International, Inc. (10) (89,730) 110.00 August 2023 (1,270)
Starbucks Corp. (17) (168,402) 110.00
September
2023 (1,250)
Suncor Energy, Inc. (40) (117,280) 38.00
September
2023 (200)
Suncor Energy, Inc. (45) (333,900) 37.00
October
2023 (630)

VELA Income Opportunities Fund
Schedule of Open Written Option Contracts (continued)
June 30, 2023 (Unaudited)
Description (Continued)
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (0.46)% (Continued)
Texas Instruments, Inc. (8) $ (144,016) $ 185.00 July 2023 $ (1,296)
Texas Instruments, Inc. (8) (144,016) 200.00 January 2024 (4,200)
TJX Companies, Inc. (The) (17) (144,143) 85.00 January 2024 (10,029)
Vail Resorts, Inc. (6) (151,056) 280.00
October
2023 (1,950)
Wendy's Co. (The) (79) (171,825) 26.00 January 2024 (1,580)
Total Written Call Options (Premiums Received $186,447) $ (128,723)
Total Written Options (Premiums Received $186,447) $ (128,723)